Condensed Consolidated Statements of Operations and Comprehensive Income (Unaudited)	6 Months Ended
	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2026 CNY (¥) ¥ / shares shares	Mar. 31, 2025 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Revenues	$ 18,018,674	¥ 124,292,811	¥ 102,175,246
Cost of revenues	15,198,520	104,839,391	85,456,746
Gross profit	2,820,154	19,453,420	16,718,500
Operating expenses:
Selling, general and administrative expenses	863,978	5,959,721	3,105,980
Total operating expenses	863,978	5,959,721	3,105,980
Operating income	1,956,176	13,493,699	13,612,520
Interest expenses	(21,577)	(148,839)	(936)
Other income, net	47,066	324,664	263
Income before income taxes	1,981,665	13,669,524	13,611,847
Income tax expenses	291,432	2,010,295	2,045,183
Net income	1,690,233	11,659,229	11,566,664
Other comprehensive income, net of tax of nil:	(160,483)	(1,107,011)
Comprehensive income	$ 1,529,750	¥ 10,552,218	¥ 11,566,664
Net income per share-basic and diluted
Weighted average number of ordinary shares outstanding, basic	21,448,632	21,448,632	20,011,132
Weighted average number of ordinary shares outstanding, diluted	21,448,632	21,448,632	20,011,132
Basic net income per share | (per share)	$ 0.08	¥ 0.54	¥ 0.58
Diluted net income per share | (per share)	$ 0.08	¥ 0.54	¥ 0.58